ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivable	$ 684,139		$ 2,874,494
Allowance for doubtful accounts	$ 1,455,871	$ 1,428,805	$ 407,480